Borrowed Funds and Subordinated Debentures (Tables)	12 Months Ended
Dec. 31, 2015
Borrowed Funds and Subordinated Debentures [Abstract]
Schedule of Debt

	2015		2014		2013
(In thousands)	Amount	Rate	Amount	Rate	Amount	Rate
FHLB borrowings and repurchase agreements:
At December 31,	$77,000	2.66%	$110,000	2.31%	$92,000	2.58%
Year-to-date average	57,187	3.72	60,765	3.96	61,010	3.88
Maximum outstanding	140,000		110,000		95,000
Repurchase agreements:
At December 31,	$15,000	3.67%	$15,000	3.67%	$15,000	3.67%
Year-to-date average	15,000	3.67	15,000	3.67	15,000	3.67
Maximum outstanding	15,000		15,000		15,000
Subordinated debentures:
At December 31,	$15,465	1.98%	$15,465	1.82%	$15,465	1.80%
Year-to-date average	15,465	1.87	15,465	1.81	15,465	1.83
Maximum outstanding	15,465		15,465		15,465

Schedule of Maturities of Term Debt

(In thousands)	2016	2017	2018	2019	2020	Thereafter	Total
FHLB borrowings and repurchase agreements	$27,000	$30,000	$-	$-	$20,000	$-	$77,000
Other repurchase agreements	-	-	15,000	-	-	-	15,000
Subordinated debentures	-	-	-	-	-	15,465	15,465
Total borrowings	$27,000	$30,000	$15,000	$-	$20,000	$15,465	$107,465

Outstanding Interest Rate Swap Agreements Used to Hedge Variable Rate Debt

(In thousands, except percentages and years)	2015
Notional amount	$20,000
Weighted average pay rate	1.90%
Weighted average receive rate	0.41%
Weighted average maturity in years	4.90
Unrealized loss relating to interest rate swaps	$28